VAN WAGONER FUNDS, INC.
                     755 Sansome Street, Suite 350
                        San Francisco, CA 94111

                              May 4, 2005


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

RE:  Van Wagoner Funds, Inc.
     1933 Act Registration No. 33-98358
     1940 Act Registration No. 811-9116

Ladies and Gentlemen:

In accordance with Rule 497(j) of under the Securities Act of 1933, as amended, Van Wagoner Funds, Inc. (the "Funds") certifies that:

a. the forms of prospectuses and statements of additional information that would have been filed under paragraph
     (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Funds' registration statement on Form N-1A; and

b. the text of the most recent post-effective amendment to the Funds' registration statement was filed with the Commission via EDGAR on April 29, 2005.


                                      Very truly yours,

                                      Van Wagoner Funds, Inc.

                                      /s/  Elyce Dilworth
                                      By:  Elyce Dilworth
                                      Its:   President